Other current liabilities (Tables)	12 Months Ended
Mar. 31, 2026
Other Liabilities Disclosure [Abstract]
Schedule of other current liabilities

As of March 31, 2026 and 2025, other current liabilities consisted of the following:

	As of March 31,
	2026	2025

Accrued salaries	$156,232	$127,565
Value-added taxes payable	544,377	361,921
Security deposits from suppliers (1)	161,235	83,750
Other tax surcharges payable	4,229	10,329
Others	153,382	193,985
Total other current liabilities	$1,019,455	$777,550

(1)	In some cases, the Company may outsource some of the transportation services to third-party suppliers and receives security deposits from such suppliers to guarantee the completion of the transportation services. These security deposits are short-term in nature and will be returned to suppliers when the transportation services are completed.